Note 9 - Income (Loss) per Common Share (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Mar. 31, 2026
Earnings Per Share [Abstract]
Warrants exerciseable	2,068,000,000
Incremental Common Shares Attributable to Dilutive Effect of Deferred Shares (in shares)		3,616,006,000
Warrants exercise price per share	$ 8.02		$ 8.02
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)		0